DEFERRED REVENUE	12 Months Ended
Dec. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE M – DEFERRED REVENUE

In December 2021, the Company invoiced customers, related through common ownership, for $50,000 for which services were not yet performed as of December 31, 2022. The Company refunded the amount to the customers during the year ended December 31, 2023.